CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIENCY (USD $) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended										12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Series A Convertible Preferred Stock [Member]	Dec. 31, 2010 Series A Convertible Preferred Stock [Member]	Dec. 31, 2009 Series A Convertible Preferred Stock [Member]	Dec. 31, 2011 Series B Convertible Preferred Stock [Member]	Dec. 31, 2010 Series B Convertible Preferred Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2011 Additional Paid-In Capital [Member]	Dec. 31, 2010 Additional Paid-In Capital [Member]	Dec. 31, 2011 Retained Earnings [Member]	Dec. 31, 2010 Retained Earnings [Member]	Dec. 31, 2010 Treasury Stock [Member]	Dec. 31, 2011 Treasury Stock [Member]	Dec. 31, 2011 Noncontrolling Interest [Member]	Dec. 31, 2009 Noncontrolling Interest [Member]
Balance	$ (11,674)	$ (14,471)	$ 2	$ 2	$ 2	$ 60	$ 30	$ 55	$ 54	$ 84,351	$ 66,711	$ (96,124)	$ (81,268)	$ 0	$ (18)	$ 0	$ 0
Stock options issued to officers, directors and employees	1,002	2,066								1,002	2,066
Common stock issued for services	114	54						1		113	54
Convertible Notes and accrued interest converted to Common Stock (1,802,445 shares at $0.24 per share)		433							1		432
Convertible debt and accrued interest converted to Series B Convertible Preferred Stock (791,668 shares at $2.40 per share) (Note 1)		6,906					8				6,898
Series B Convertible Preferred Stock and warrants issued for cash, net of issuance costs of $375 (2,083,334 shares at $2.40 per share)		4,625					21				4,604
Series B Convertible Preferred Stock and warrants issued for settlement with Convertible note holders (55,554 shares at $2.40 per share)		534					1				533
Beneficial conversion features recognized upon issuance of short term borrowings		3,053									3,053
Derecognition of beneficial conversion features on extinguished debt	(2,003)									(2,003)
Purchase of treasury stock (50,000 shares at $0.35 per share)		(18)												(18)
Reclassification of derivative liabilities to equity	2,037									2,037
Conversion of Series B Convertible Stock (118,518 shares) to Common Stock (1,185,180 shares)	0					(1)		1
Conversion of convertible debt and accrued interest to Series B Convertible Preferred Stock and warrants	14,138					58				14,080
Exercise of Common Stock purchase warrants for cash, net of issuance costs of $196 (27,700,000 shares at $0.095 per share)	2,436							28		2,408
Issuance of Common Stock purchase warrants	4,879									4,879
Debt discount recognized upon issuance of convertible debt	61									61
Repricing of warrants	1,799									1,799
Contributions to joint venture on behalf of noncontrolling interest	(63)															(63)
Net loss attributable to ThermoEnergy Corporation	(17,329)	(14,856)										(17,386)	(14,856)			57
Balance	$ (4,603)	$ (11,674)	$ 2	$ 2	$ 2	$ 117	$ 60	$ 85	$ 55	$ 108,727	$ 84,351	$ (113,510)	$ (96,124)	$ (18)	$ (18)	$ (6)	$ 0